Cover	Jul. 14, 2021
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 on Form 8-K/A (this "Amendment") amends the Current Report on Form 8-K of BM Technologies, Inc. (the "Company"), originally filed on January 8, 2021 (the "Original Report"), in which the Company reported, among other events, the completion of the Business Combination (as defined in the Original Report). Capitalized terms used but not defined herein have the meanings assigned to them in the Original Report. As previously reported in the Company's Current Report on Form 8-K filed on June 4, 2021, on June 4, 2021, the Company's management and Audit Committee concluded that certain previously filed historical financial information of Megalith Financial Acquisition Corp. ("Megalith" ) should no longer be relied upon. The purpose of this Amendment is to replace the unaudited pro forma combined consolidated financial information included in the Original Report with the unaudited pro forma combined consolidated financial information as of and for the year ended December 31, 2020 filed as Exhibit 99.1 to this Amendment (the "Updated Pro Forma Financial Information"). The Updated Pro Forma Financial Information should be read in conjunction with (i) the historical restated audited consolidated financial statements of Megalith as of and for the year ended December 31, 2020 and the accompanying notes, which are included in Amendment No. 1 to Megalith's Annual Report on Form 10-K filed July 14, 2021, which are incorporated by reference herein; and (ii) the historical audited consolidated financial statements of the Company as of and for the year ended December 31, 2020 and the accompanying notes, which are included in the Form 8-K/A filed March 31, 2021.
Document Period End Date	Jul. 14, 2021
Entity File Number	001-38633
Entity Registrant Name	BM TECHNOLOGIES, INC.
Entity Central Index Key	0001725872
Entity Tax Identification Number	82-3410369
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	201 King of Prussia Road
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Wayne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	(877)
Local Phone Number	327-9515
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Common Stock [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	BMTX
Security Exchange Name	NYSEAMER
Warrants to purchase Common Stock
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	BMTX.W
Security Exchange Name	NYSEAMER
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Megalith Financial Acquisition Corp.
Entity Address, Address Line Two	535 5th Avenue
Entity Address, Address Line Three	29th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017